UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2005

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE--	2.56%
Boeing Co.			3,900		$ 227,994
Goodrich Corp.			2,500		95,725
Honeywell International Inc.			3,800		141,398
					465,117
BANKS--	6.88%
Bank of America Corp.			8,900		392,490
PNC Financial Services Group, Inc.			4,300		221,364
U.S. Bancorp			7,578		218,398
Wachovia Corp.			3,100		157,821
Washington Mutual, Inc.			1,900		75,050
Wells Fargo & Co.			3,100		185,380
					1,250,503
BEVERAGES--	2.69%
Anheuser-Busch Companies, Inc.			2,600		123,214
Coca-Cola Co. (The)			4,300		179,181
PepsiCo, Inc.			3,500		185,605
					488,000
BIOTECHNOLOGY--	1.61%
Amgen Inc. *			2,600		151,346
Genentech, Inc. *			2,500		141,525
					292,871
BUILDING PRODUCTS--	0.84%
American Standard Companies Inc.			3,300		153,384

CHEMICALS--	1.51%
Dow Chemical Co.			2,400		119,640
E.I. du Pont de Nemours and Co.			1,500		76,860
PPG Industries, Inc.			1,100		78,672
					275,172
COMMERCIAL SERVICES & SUPPLIES--	0.77%
ServiceMaster Co. (The)			4,600		62,100
Waste Management, Inc.			2,700		77,895
					139,995
COMMUNICATIONS EQUIPMENT--	2.26%
Cisco Systems, Inc. *			11,600		207,524
Motorola, Inc.			8,400		125,748
Nokia Oyj ADR			5,000		77,150
					410,422
COMPUTERS & PERIPHERALS--	3.51%
Dell Inc. *			4,400		169,048
EMC Corp. *			8,200		101,024
Hewlett-Packard Co.			5,200		114,088
International Business Machines Corp.			2,500		228,450
Sun Microsystems, Inc. *			6,400		25,856
					638,466
CONSTRUCTION & ENGINEERING--	0.34%
Cemex S.A. de C.V. ADR			1,700		61,625

CONTAINERS & PACKAGING--	0.51%
Sealed Air Corp. *			1,800		93,492

DIVERSIFIED FINANCIALS--	6.35%
American Express Co.			2,300		118,151
Citigroup Inc.			9,500		426,930
Goldman Sachs Group, Inc. (The)			700		76,993
JPMorgan Chase & Co.			8,450		292,370
Morgan Stanley			4,200		240,450
					1,154,894
DIVERSIFIED TELECOMMUNICATION SERVICES--	2.57%
ALLTEL Corp.			1,700		93,245
BellSouth Corp.			4,500		118,305
SBC Communications Inc.			3,400		80,546
Sprint Corp.			4,100		93,275
Verizon Communications Inc.			2,300		81,650
					467,021
ELECTRIC UTILITIES--	1.69%
Ameren Corp.			1,600		78,416
Dominion Resources, Inc.			500		37,215
Exelon Corp.			1,200		55,068
Southern Co. (The)			2,600		82,758
Wisconsin Energy Corp.			1,500		53,250
					306,707
ELECTRONIC EQUIPMENT & INSTRUMENTS--	0.15%
Agilent Technologies, Inc. *			600		13,320
Jabil Circuit, Inc. *			500		14,260
					27,580
ENERGY EQUIPMENT & SERVICES--	0.35%
Schlumberger Ltd.			900		63,432

FOOD PRODUCTS--	1.78%
ConAgra Foods, Inc.			5,800		156,716
McCormick & Co., Inc.			2,600		89,518
Sensient Technologies Corp.			3,600		77,616
					323,850
FOOD & DRUG RETAILING--	3.45%
SUPERVALU Inc.			5,700		190,095
Wal-Mart Stores, Inc.			8,700		435,957
					626,052
GAS UTILITIES--	0.83%
El Paso Corp.			4,300		45,494
Kinder Morgan, Inc.			700		52,990
Sempra Energy			1,300		51,792
					150,276
HEALTH CARE EQUIPMENT & SUPPLIES--	2.32%
Beckman Coulter, Inc.			3,200		212,640
Medtronic, Inc.			3,200		163,040
Zimmer Holdings, Inc. *			600		46,686
					422,366
HEALTH CARE PROVIDERS & SERVICES--	0.64%
McKesson Corp.			3,100		117,025

HOTELS, RESTAURANTS & LEISURE--	1.16%
Fairmont Hotels & Resorts Inc.			1,100		36,454
Starwood Hotels & Resorts Worldwide, Inc.			2,900		174,087
					210,541
HOUSEHOLD DURABLES--	0.96%
Newell Rubbermaid Inc.			2,800		61,432
Stanley Works (The)			2,500		113,175
					174,607
HOUSEHOLD PRODUCTS--	2.57%
Kimberly-Clark Corp.			2,600		170,898
Procter & Gamble Co.			5,600		296,800
					467,698
INDUSTRIAL CONGLOMERATES--	3.65%
3M Co.			1,300		111,397
General Electric Co.			15,300		551,718
					663,115
IT CONSULTING & SERVICES--	0.62%
First Data Corp.			2,000		78,620
SunGard Data Systems Inc. *			1,000		34,500
					113,120
INSURANCE--	3.91%
American International Group, Inc.			4,416		244,690
Brown & Brown, Inc.			1,600		73,744
Marsh & McLennan Companies, Inc.			2,700		82,134
Prudential Financial, Inc.			3,000		172,200
St. Paul Travelers Companies, Inc. (The)			3,746		137,591
					710,359
MACHINERY--	1.71%
Danaher Corp.			2,000		106,820
Illinois Tool Works Inc.			1,200		107,436
Ingersoll-Rand Co. (Class A)			1,200		95,580
					309,836
MEDIA--	3.68%
Comcast Corp. (Special Class A) *			3,400		114,852
News Corp. (Class A)			4,400		74,448
Time Warner Inc. *			6,700		117,585
Viacom Inc. (Class B)			2,700		94,041
Walt Disney Co. (The)			9,300		267,189
					668,115
METALS & MINING--	0.42%
Alcoa Inc.			2,500		75,975

MULTI-LINE RETAIL--	1.15%
J.C. Penny Co., Inc.			1,700		88,264
Kohl's Corp. *			800		41,304
Target Corp.			1,600		80,032
					209,600
OFFICE ELECTRONICS--	0.12%
Xerox Corp. *			1,400		21,210

OIL & GAS--	7.42%
Anadarko Petroleum Corp.			700		53,270
BP PLC ADR			1,300		81,120
ChevronTexaco Corp.			3,000		174,930
Exxon Mobil Corp.			10,200		607,920
Kerr-McGee Corp. *			500		39,165
Royal Dutch Petroleum Co.			3,400		204,136
Unocal Corp.			2,300		141,887
Weatherford International Ltd. *			800		46,352
					1,348,780
PAPER & FOREST PRODUCTS--	0.20%
International Paper Co.			1,000		36,790

PHARMACEUTICALS--	5.57%
Bristol-Myers Squibb Co.			2,500		63,650
Johnson & Johnson			5,500		369,380
Merck & Co. Inc.			2,700		87,399
Pfizer Inc.			13,745		361,081
Watson Pharmaceuticals, Inc. *			2,200		67,606
Wyeth			1,500		63,270
					1,012,386
SEMICONDUCTOR EQUIPMENT & PRODUCTS--	2.60%
Analog Devices, Inc.			500		18,070
Intel Corp.			12,000		278,760
KLA-Tencor Corp. *			400		18,404
Linear Technology Corp.			500		19,155
Maxim Integrated Products, Inc.			400		16,348
Texas Instruments Inc.			4,300		109,607
Xilinx, Inc.			400		11,692
					472,036
SOFTWARE--	3.12%
Electronic Arts Inc. *			1,200		62,136
Intuit Inc. *			400		17,508
Microsoft Corp.			15,600		377,052
Oracle Corp. *			8,800		109,824
					566,520
SPECIALTY RETAIL--	3.41%
Bed Bath & Beyond Inc. *			1,800		65,772
Best Buy Co., Inc			1,500		81,015
Chico's FAS, Inc. *			5,000		141,300
Home Depot, Inc. (The)			3,300		126,192
Limited Brands, Inc.			5,200		126,360
Lowe's Companies, Inc			1,400		79,926
					620,565
WIRELESS TELECOMMUNICATION SERVICES--	0.22%
Nextel Communications, Inc. (Class A) *			1,400		39,788

		TOTAL COMMON STOCK -	86.10%
			(Cost $12,826,782)		15,649,291

			Face
			Amount

DIVERSIFIED FINANCIALS--	7.48%
Countrywide Home Loans, 2.85%, 04/04/05			$ 904,000		903,785
Paccar Financial Corp., 2.75%, 04/07/05			456,000		455,791
					1,359,576
FOOD PRODUCTS--	3.12%
Kraft Foods Inc., 2.78%, 04/06/05			567,000		566,782

FOOD & DRUG RETAILING--, 7.35%, 07/20/09	3.29%
7-Eleven Inc., 2.75%, 04/01/05			598,000		598,000

		TOTAL COMMERCIAL PAPER -	13.89%		2,524,358
			(Cost $2,524,358)

		TOTAL INVESTMENTS -	99.99%
			(Cost $15,351,140)		18,173,649

		CASH AND OTHER ASSETS, LESS LIABILITIES -	0.01%		2,197

		NET ASSETS -	100.00%		$ 18,175,846

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE--	2.22%
Lockheed Martin Corp.			4,300		$ 262,558
Northrop Grumman Corp.			4,400		237,512
					500,070
BANKS--	7.20%
Amsouth Bancorporation			3,900		101,205
Bank of America Corp.			9,000		396,900
KeyCorp			3,000		97,350
PNC Financial Services Group, Inc.			5,500		283,140
U.S. Bancorp			11,000		317,020
Washington Mutual, Inc.			2,400		94,800
Wells Fargo & Co.			5,500		328,900
					1,619,315
BEVERAGES--	3.04%
Anheuser-Busch Companies, Inc.			3,200		151,648
Coca-Cola Co. (The)			4,500		187,515
PepsiCo, Inc.			6,500		344,695
					683,858
BIOTECHNOLOGY--	0.59%
Amgen Inc. *			2,300		133,883

BUILDING PRODUCTS--	0.87%
American Standard Companies Inc.			4,200		195,216

CHEMICALS--	1.40%
Dow Chemical Co.			2,800		139,580
E.I. du Pont de Nemours and Co.			1,900		97,356
PPG Industries, Inc.			1,100		78,672
					315,608
COMMERCIAL SERVICES & SUPPLIES--	1.04%
Banta Corp.			2,900		124,120
Waste Management, Inc.			3,800		109,630
					233,750
COMMUNICATIONS EQUIPMENT--	1.46%
Cisco Systems, Inc. *			13,000		232,570
Nokia Oyj ADR			6,200		95,666
					328,236
COMPUTERS & PERIPHERALS--	0.77%
International Business Machines Corp.			1,900		173,622

CONTAINERS & PACKAGING--	0.53%
Sealed Air Corp. *			2,300		119,462

DIVERSIFIED FINANCIALS--	4.27%
Allied Capital Corp.			3,700		96,570
Citigroup Inc.			11,633		522,787
JPMorgan Chase & Co.			6,550		226,630
Morgan Stanley			2,000		114,500
					960,487
DIVERSIFIED TELECOMMUNICATION SERVICES--	1.70%
ALLTEL Corp.			1,700		93,245
SBC Communications Inc.			4,300		101,867
Sprint Corp.			4,300		97,825
Verizon Communications Inc.			2,510		89,105
					382,042
ELECTRIC UTILITIES--	2.68%
Ameren Corp.			2,800		137,228
CenterPoint Energy, Inc.			4,100		49,323
Constellation Energy Group			4,400		227,480
Exelon Corp.			1,600		73,424
Southern Co. (The)			1,700		54,111
Wisconsin Energy Corp.			1,700		60,350
					601,916
ENERGY EQUIPMENT & SERVICES--	0.60%
Schlumberger Ltd.			1,900		133,912

FOOD PRODUCTS--	2.88%
ConAgra Foods, Inc.			6,600		178,332
H.J. Heinz Co.			3,300		121,572
McCormick & Co., Inc.			3,100		106,733
Sara Lee Corp.			7,800		172,848
Sensient Technologies Corp.			3,200		68,992
					648,477
FOOD & DRUG RETAILING--	2.12%
Wal-Mart Stores, Inc.			9,500		476,045

HEALTH CARE EQUIPMENT & SUPPLIES--	1.39%
Beckman Coulter, Inc.			3,900		259,155
Zimmer Holdings, Inc. *			700		54,467
					313,622
HEALTH CARE PROVIDERS & SERVICES--	0.47%
Health Management Associates, Inc. (Class A)			4,000		104,720

HOTELS, RESTAURANTS & LEISURE--	1.04%
Starwood Hotels & Resorts Worldwide, Inc.			3,900		234,117

HOUSEHOLD DURABLES--	1.45%
Newell Rubbermaid Inc.			3,600		78,984
Stanley Works (The)			3,200		144,864
Tupperware Corp.			5,000		101,800
					325,648
HOUSEHOLD PRODUCTS--	2.27%
Kimberly-Clark Corp.			2,300		151,179
Procter & Gamble Co.			6,800		360,400
					511,579
INDUSTRIAL CONGLOMERATES--	3.80%
3M Co.			1,800		154,242
General Electric Co.			19,450		701,367
					855,609
INSURANCE--	5.26%
Allstate Corp.			2,200		118,932
American International Group, Inc.			6,100		338,001
Marsh & McLennan Companies, Inc.			3,300		100,386
Principal Financial Group, Inc.			3,200		123,168
Prudential Financial, Inc.			6,200		355,880
St. Paul Travelers Companies, Inc. (The)			3,981		146,222
					1,182,589
MACHINERY--	2.08%
Danaher Corp.			4,200		224,322
Illinois Tool Works Inc.			1,400		125,342
Ingersoll-Rand Co. (Class A)			1,500		119,475
					469,139
MEDIA--	4.84%
Comcast Corp. (Special Class A ) *			2,900		93,520
Comcast Corp. (Class A ) *			2,800		97,962
News Corp. (Class A)			5,500		93,060
Time Warner Inc. *			19,100		335,205
Viacom Inc. (Class B)			4,100		142,803
Walt Disney Co. (The)			11,400		327,522
					1,090,072
METALS & MINING--	0.42%
Alcoa Inc.			3,100		94,209

MULTI-LINE RETAIL--	1.19%
Kohl's Corp. *			1,000		51,630
Staples, Inc.			3,700		116,291
Target Corp.			2,000		100,040
					267,961
OIL & GAS--	8.70%
Anadarko Petroleum Corp.			2,759		209,960
BP PLC ADR			3,000		187,200
ChevronTexaco Corp.			5,500		320,705
Enterprise Products Partner L.P.			1,900		48,830
Exxon Mobil Corp.			11,400		679,440
Kerr-McGee Corp. *			1,200		93,996
Royal Dutch Petroleum Co.			3,100		186,124
Unocal Corp.			1,600		98,704
Weatherford International Ltd. *			2,300		133,262
					1,958,221
PAPER & FOREST PRODUCTS--	1.34%
International Paper Co.			700		25,753
Plum Creek Timber Co., Inc.			7,700		274,890
					300,643
PHARMACEUTICALS--	7.03%
Allergan, Inc.			1,700		118,099
Bristol-Myers Squibb Co.			6,200		157,852
Johnson & Johnson			7,100		476,836
Merck & Co. Inc.			5,300		171,561
Pfizer Inc.			14,940		392,474
Watson Pharmaceuticals, Inc. *			4,200		129,066
Wyeth			3,200		134,976
					1,580,864
REAL ESTATE--	3.78%
Health Care Property Investors, Inc.			11,600		272,252
Public Storage, Inc.			5,300		301,782
Weingarten Realty Investors			8,025		276,943
					850,977
SEMICONDUCTOR EQUIPMENT & PRODUCTS--	1.68%
Intel Corp.			12,900		299,667
Texas Instruments Inc.			3,100		79,019
					378,686
SOFTWARE--	2.44%
Electronic Arts Inc. *			1,500		77,670
Microsoft Corp.			19,500		471,315
					548,985
SPECIALTY RETAIL--	1.93%
Best Buy Co., Inc			1,900		102,619
Limited Brands, Inc.			6,400		155,520
Lowe's Companies, Inc.			3,100		176,979
					435,118
TOBACCO--	1.48%
Altria Group, Inc.			2,500		163,475
Reynolds American Inc.			2,100		169,239
					332,714
WIRELESS TELECOMMUNICATION SERVICES--	0.43%
Nextel Communications, Inc. (Class A) *			3,400		96,628

		TOTAL COMMON STOCK -	86.39%
			(Cost $17,350,236)		19,438,000

			Face
			Amount
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--	8.48%
Countrywide Home Loans, 2.85%, 04/04/05			$ 967,000		966,770
Paccar Financial Corp., 2.75%, 04/07/05			941,000		940,569
					1,907,339
FOOD & DRUG RETAILING--	1.30%
7-Eleven Inc., 2.75%, 04/01/05			292,000		292,000

METALS & MINING--	3.77%
Alcoa Inc., 2.8%, 04/06/05			850,000		849,669

		TOTAL COMMERCIAL PAPER -	13.55%
			(Cost $3,049,008)		3,049,008

		TOTAL INVESTMENTS -	99.94%
			(Cost $20,399,244)		22,487,008

		CASH AND OTHER ASSETS, LESS LIABILITIES -	0.06%		13,585

			100.00%		$ 22,500,593

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing security

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

COMMON STOCK			Shares		Value

AEROSPACE & DEFENSE--	0.68%
Goodrich Corp.			1,300		$ 49,777
Honeywell International Inc.			1,200		44,652
					94,429
AIR FREIGHT & COURIERS--	0.31%
United Parcel Service, Inc. (Class B)			600		43,644

BANKS--	4.37%
Bank of America Corp.			5,300		233,730
PNC Financial Services Group, Inc.			2,400		123,552
U.S. Bancorp			2,900		83,578
Wachovia Corp.			1,500		76,365
Wells Fargo & Co.			1,500		89,700
					606,925
BEVERAGES--	1.62%
Anheuser-Busch Companies, Inc.			1,500		71,085
Coca-Cola Co. (The)			2,300		95,841
PepsiCo. Inc.			1,100		58,333
					225,259
BIOTECHNOLOGY--	0.42%
Amgen Inc. *			1,000		58,210

BUILDING PRODUCTS--	0.57%
American Standard Companies Inc.			1,700		79,016

CHEMICALS--	1.00%
Dow Chemical Co.			1,100		54,835
E.I. du Pont de Nemours and Co.			800		40,992
PPG Industries, Inc.			600		42,912
					138,739
COMMERCIAL SERVICES & SUPPLIES--	0.86%
Banta Corp.			1,900		81,320
ServiceMaster Co. (The)			2,800		37,800
					119,120
COMMUNICATIONS EQUIPMENT--	1.18%
Cisco Systems, Inc. *			4,700		84,083
Motorola, Inc.			2,600		38,922
Nokia Oyj ADR			2,600		40,118
					163,123
COMPUTERS & PERIPHERALS--	2.77%
Dell Inc. *			2,700		103,734
EMC Corp. *			6,900		85,008
Hewlett-Packard Co.			2,700		59,238
International Business Machines Corp.			1,500		137,070
					385,050
CONSTRUCTION & ENGINEERING--	0.16%
Cemex S.A. de C.V. ADR			600		21,750

CONTAINERS & PACKAGING--	0.37%
Sealed Air Corp. *			1,000		51,940

DIVERSIFIED FINANCIALS--	4.83%
American Express Co.			1,500		77,055
Citigroup Inc.			5,500		247,170
Federal Home Loan Mortgage Corp.			1,600		101,120
Goldman Sachs Group, Inc. (The)			400		43,996
JPMorgan Chase & Co.			2,024		70,030
Morgan Stanley			2,300		131,675
					671,046
DIVERSIFIED TELECOMMUNICATION SERVICES--	1.08%
ALLTEL Corp.			900		49,365
Sprint Corp.			2,300		52,325
Verizon Communications Inc.			1,376		48,848
					150,538
ELECTRIC UTILITIES--	2.01%
Ameren Corp.			1,500		73,515
CenterPoint Energy, Inc.			2,300		27,669
Constellation Energy Group			2,200		113,740
Exelon Corp.			500		22,945
Southern Co. (The)			600		19,098
Wisconsin Energy Corp.			600		21,300
					278,267
ENERGY EQUIPMENT & SERVICES--	0.25%
Schlumberger Ltd.			500		35,240

FOOD PRODUCTS--	2.27%
ConAgra Foods, Inc.			2,500		67,550
H.J. Heinz Co.			1,100		40,524
McCormick & Co., Inc.			2,200		75,746
Sara Lee Corp.			2,800		62,048
Sensient Technologies Corp.			3,200		68,992
					314,860
FOOD & DRUG RETAILING--	1.39%
Wal-Mart Stores, Inc.			3,851		192,974

HEALTH CARE EQUIPMENT & SUPPLIES--	0.49%
Beckman Coulter, Inc.			900		59,805
Zimmer Holdings, Inc. *			110		8,559
					68,364
HEALTH CARE PROVIDERS & SERVICES--	0.32%
Health Management Associates, Inc. (Class A)			1,700		44,506

HOTELS, RESTAURANTS & LEISURE--	0.69%
Starwood Hotels & Resorts Worldwide, Inc.			1,600		96,048

HOUSEHOLD DURABLES--	0.71%
Newell Rubbermaid Inc.			1,600		35,104
Stanley Works (The)			1,400		63,378
					98,482
HOUSEHOLD PRODUCTS--	1.62%
Kimberly-Clark Corp.			1,000		65,730
Procter & Gamble Co.			3,000		159,000
					224,730
INDUSTRIAL CONGLOMERATES--	2.56%
3M Co.			700		59,983
General Electric Co.			8,200		295,692
					355,675
IT CONSULTING & SERVICES--	0.22%
SunGard Data Systems Inc. *			900		31,050

INSURANCE--	2.30%
Allstate Corp.			800		43,248
American International Group, Inc.			2,179		120,738
Marsh & McLennan Companies, Inc.			1,400		42,588
Prudential Financial, Inc.			1,800		103,320
St. Paul Travelers Companies, Inc. (The)			243		8,925
					318,819
LEISURE EQUIPMENT & PRODUCTS--	0.68%
Brunswick Corp.			2,000		93,700

MACHINERY--	1.08%
Danaher Corp.			1,400		74,774
Illinois Tool Works Inc.			400		35,812
Ingersoll-Rand Co. (Class A)			500		39,825
					150,411
MEDIA--	2.40%
Comcast Corp. (Class A ) *			1,200		40,536
Comcast Corp. (Special Class A ) *			800		26,720
News Corp. (Class A)			2,300		38,916
Time Warner Inc. *			3,400		59,670
Viacom Inc. (Class B)			1,500		52,245
Walt Disney Co. (The)			4,000		114,920
					333,007
METALS & MINING--	0.24%
Alcoa Inc.			1,100		33,429

MULTI-LINE RETAIL--	0.77%
J.C. Penny Co., Inc.			900		46,728
Kohl's Corp. *			400		20,652
Target Corp.			800		40,016
					107,396
OIL & GAS--	5.33%
Anadarko Petroleum Corp.			700		53,270
BP PLC ADR			2,028		126,547
ChevronTexaco Corp.			2,100		122,451
Exxon Mobil Corp.			5,000		298,000
Unocal Corp.			1,600		98,704
Weatherford International Ltd. *			700		40,558
					739,530
PAPER & FOREST PRODUCTS--	0.13%
International Paper Co.			500		18,395

PERSONAL PRODUCTS--	0.29%
Gillette Co. (The)			800		40,384

PHARMACEUTICALS--	6.13%
Abbott Laboratories			1,600		74,592
Allergan, Inc.			600		41,682
Bristol-Myers Squibb Co.			2,200		56,012
Hospira, Inc. *			140		4,518
Johnson & Johnson			3,700		248,492
Merck & Co. Inc.			2,200		71,214
Pfizer Inc.			9,095		238,926
Watson Pharmaceuticals, Inc. *			1,700		52,241
Wyeth			1,500		63,270
					850,947
SEMICONDUCTOR EQUIPMENT & PRODUCTS--	1.48%
Intel Corp.			5,100		118,473
Texas Instruments Inc.			1,900		48,431
Xilinx, Inc.			1,300		37,999
					204,903
SOFTWARE--	2.26%
Electronic Arts Inc. *			600		31,068
Microsoft Corp.			9,500		229,615
Oracle Corp. *			4,200		52,416
					313,099
SPECIALTY RETAIL-- Corp. *	1.05%
Limited Brands, Inc.			3,200		77,760
Lowe's Companies, Inc.			1,200		68,508
					146,268
WIRELESS TELECOMMUNICATION SERVICES--	0.73%
Nextel Communications, Inc. (Class A) *			1,400		39,788
Vodafone Group PLC ADR			2,300		61,088
					100,876

		TOTAL COMMON STOCK -	57.62%
			(Cost $7,136,265)		8,000,149

BONDS AND NOTES			Face
			Amount
AUTO COMPONENTS--	3.92%
Cooper Tire & Rubber Co., 7.75%, 12/15/09			$ 400,000		438,822
TRW Inc., 6.30%, 05/15/08			100,000		104,627
					543,449
AUTOMOBILES--	0.89%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09			115,000		123,804

BANKS--	1.75%
Washington Mutual, Inc., 4.2%, 01/15/10			250,000		243,287

BUILDING PRODUCTS--	0.73%
Lafarge North America, 6.375%, 07/15/05 (a)			100,000		100,762

DIVERSIFIED FINANCIALS--	6.43%
General Electric Capital Corp., 3.75%, 12/15/09			200,000		192,269
HSBC Finance Corp., 5.875%, 02/01/09			250,000		260,140
SBC Commun Capital Corp., 7.11%, 08/14/06			425,000		440,906
					893,315
DIVERSIFIED TELECOMMUNICATION SERVICES--	1.74%
GTE Southwest Inc., 6.23%, 01/01/07			137,000		140,741
QWest Corp., 6.125%, 11/15/05 (a)			100,000		101,000
					241,741
REAL ESTATE--	0.80%
Weingarten Realty Investors, 7.35%, 07/20/09			100,000		110,677

TRANSPORTATION INFRASTRUCTURE--	1.45%
Hertz Corp., 7.40%, 03/01/11			200,000		201,647

U S GOVERNMENT AGENCY SECURITIES--	9.73%
Federal Farm Credit Bank
4.15%, 11/30/09			200,000		196,433
Federal Home Loan Bank
2.45%, 03/23/07			400,000		388,432
Federal Home Loan Bank
4.7%, 04/15/08			275,000		275,730
Federal Home Loan Bank
5.05%, 10/21/09			140,000		140,186
Federal Home Loan Bank
4.4%, 12/28/09			350,000		347,207
Federal Home Loan Mortgage Corp.
Pool # 360100, 9.00%, 04/01/20			2,172		2,376
Federal Home Loan Mortgage Corp.
Pool # 540341, 9.00%, 09/01/19			893		975
					1,351,339

		TOTAL BONDS AND NOTES -	27.44%
			(Cost $3,757,866)		3,810,021

COMMERCIAL PAPER

CHEMICALS--	4.95%
PraxAir Inc., 2.79%, 04/08/05			687,000		686,627

DIVERSIFIED FINANCIALS--	6.43%
Countrywide Home Loans, 2.85%, 04/04/05			468,000		467,889
Paccar Financial Corp., 2.75%, 04/07/05			425,000		424,805
					892,694
FOOD PRODUCTS--	3.64%
Kraft Foods Inc., 2.78%, 04/06/05			506,000		505,805

FOOD & DRUG RETAILING--	2.64%
7-Eleven Inc., 2.75%, 04/01/05			367,000		367,000

MEDIA--	1.03%
Walt Disney Co. (The), 2.75%, 04/05/05			143,000		142,956

		TOTAL COMMERCIAL PAPER -	18.69%		2,595,082
			(Cost $2,595,082)

		TOTAL INVESTMENTS -	103.75%
			(Cost $13,489,213)		14,405,252

		LIABILITIES IN EXCESS OF OTHER ASSETS -	(3.75)%		(521,332)

		NET ASSETS -	100.00%		$ 13,883,920

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedules of Investments

(a) Long term obligations that will mature in less than one year.

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

U S GOVERNMENT AND AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCIES--	100.20%
Federal Farm Credit Bank		04/12/05	2.670	$ 3,384,000	$ 3,381,238
Federal Home Loan Bank		04/05/05	2.670	1,730,000	1,729,486
Federal Home Loan Bank		04/15/05	2.660	2,654,000	2,651,254
Federal Home Loan Mortgage Corp.		05/03/08	2.700	2,955,000	2,947,908
Federal National Mortgage Assoc.		04/01/05	2.680	3,320,000	3,320,000
Federal National Mortgage Assoc.		04/04/05	2.720	1,205,000	1,204,727
Federal National Mortgage Assoc.		04/06/05	2.700	2,591,000	2,590,028
Federal National Mortgage Assoc.		04/07/05	2.610	5,033,000	5,030,808
Federal National Mortgage Assoc.		04/08/05	2.650	3,546,000	3,544,172
Federal National Mortgage Assoc.		04/11/05	2.650	1,787,000	1,785,684
Federal National Mortgage Assoc.		04/13/05	2.660	3,422,000	3,418,965

		TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -		100.20%
			(Cost $31,604,720)		31,604,270

		LIABILITIES IN EXCESS OF OTHER ASSETS -		(0.20)%	(64,258)

		NET ASSETS -		100.00%	$ 31,540,012

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

CORPORATE BONDS		Date	Rate (%)	Amount	Value

METALS & MINING--	4.56%
Carpenter Technology		05/15/13	6.625	$ 500,000	$ 536,372

		TOTAL CORPORATE BONDS -		4.56%	536,372
			(Cost $499,751)

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--	41.11%
Federal Home Loan Bank		03/06/06	5.125	235,000	238,219
Federal Home Loan Bank		03/15/06	2.500	900,000	889,755
Federal Home Loan Bank		06/15/06	1.875	500,000	488,695
Federal Home Loan Bank		02/15/07	7.250	200,000	211,736
Federal Home Loan Mortgage Corp.		11/15/05	2.125	600,000	595,060
Federal Home Loan Mortgage Corp.		07/15/06	5.500	200,000	204,215
Federal Home Loan Mortgage Corp.		08/03/04	3.750	250,000	247,833
Federal Home Loan Mortgage Corp.		01/25/10	4.375	750,000	738,234
Federal National Mortgage Assoc.		05/02/06	5.500	650,000	661,248
Federal National Mortgage Assoc.		06/15/06	5.250	250,000	254,164
Federal National Mortgage Assoc.		01/02/07	4.750	300,000	303,466
					4,832,625
U S GOVERNMENT SECURITIES--	44.77%
U S Treasury Bonds		11/15/13	4.250	817,000	804,394
U S Treasury Notes		07/15/06	7.000	500,000	521,133
U S Treasury Notes		11/15/06	2.625	1,500,000	1,474,512
U S Treasury Notes		11/15/06	3.500	650,000	647,969
U S Treasury Notes		08/15/08	3.250	250,000	243,984
U S Treasury Notes		02/15/11	5.000	353,000	366,637
U S Treasury Notes		08/15/13	4.250	250,000	246,533
U S Treasury Notes		02/15/14	4.000	991,000	956,354
					5,261,516

		TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES -		85.88%
			(Cost $10,238,735)		10,094,141
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--	8.11%
Federal Home Loan Mortgage Corp.		04/19/05	2.700	200,000	199,730
Federal National Mortgage Assoc.		04/01/05	2.580	400,000	400,000
Federal National Mortgage Assoc.		04/04/05	2.700	250,000	249,944
Federal National Mortgage Assoc.		04/13/05	2.670	103,000	102,908

		TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -		8.11%
			(Cost $952,582)		952,582

		TOTAL INVESTMENTS -		98.55%
			(Cost $11,691,068)		11,583,095

		CASH AND OTHER ASSETS, LESS LIABILITIES -		1.45%	170,082

		NET ASSETS -		100.00%	$ 11,753,177

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

COMMON STOCK			Shares		Value

AIR FREIGHT & COURIERS--	1.20%
UTI Worldwide, Inc.			500		$ 34,725

BANKS--	2.98%
Greenhill & Co., Inc			2,400		85,920

BIOTECHNOLOGY--	2.99%
Affymetrix, Inc. *			400		17,136
Invitrogen Corp. *			1,000		69,200
					86,336

CHEMICALS--	2.24%
Monsanto Co.			1,000		64,500

COMMUNICATIONS EQUIPMENT--	2.97%
Harris Corp.			1,300		42,445
Tessera Technologies Inc. *			1,000		43,230
					85,675
CONSTRUCTION & ENGINEERING--	1.74%
Shaw Group Inc. (The) *			2,300		50,140

DIVERSIFIED FINANCIALS--	6.27%
First Marblehead Corp. * (The)			1,300		74,789
Moody's Corp. *			300		24,258
Nuveen Investments (Class A)			1,000		34,320
T. Rowe Price Group Inc.			800		47,504
					180,871
ELECTRIC UTILITIES--	5.16%
AES Corp. *			7,000		114,660
NRG Energy, Inc.*			1,000		34,150
					148,810
ELECTRICAL EQUIPMENT--	0.97%
WESCO International, Inc. *			1,000		28,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--	4.24%
AMETEK, Inc.			1,000		40,250
Essex Corp. *			2,200		35,926
Gen-Probe Inc. *			300		13,368
Itron, Inc. *			500		14,820
Waters Corp.			500		17,895
					122,259
ENERGY EQUIPMENT & SERVICES--	6.89%
Cameco Corp. *			2,000		88,480
Patterson-UTI Energy, Inc.			500		12,510
USEC Inc.			6,000		97,680
					198,670
FOOD PRODUCTS--	4.04%
Corn Products International, Inc.			1,000		25,990
Hershey Foods Corp.			1,500		90,690
					116,680
HEALTH CARE EQUIPMENT & SUPPLIES--	8.80%
Cooper Companies, Inc. (The)			1,000		72,900
Intuitive Surgical, Inc. *			2,000		90,940
Patterson Companies Inc. *			1,800		89,910
					253,750
HEALTH CARE PROVIDERS & SERVICES--	5.00%
Quality Systems, Inc. *			1,600		67,744
Sierra Health Services, Inc. *			1,200		76,608
					144,352
HOTELS, RESTAURANTS & LEISURE--	3.91%
Las Vegas Sands Corp. *			1,000		45,000
Wynn Resorts, Ltd. *			1,000		67,740
					112,740
IT CONSULTING & SERVICES--	3.98%
Mercury Interactive Corp. *			500		23,690
NCR Corp. *			2,700		91,098
					114,788
INTERNET SOFTWARE & SERVICES--	3.15%
F5 Networks, Inc. *			1,800		90,882

LEISURE EQUIPMENT & PRODUCTS--	0.55%
SCP Pool Corp.			500		15,930

MACHINERY--	1.22%
Joy Global Inc.			1,000		35,060

MEDIA--	2.04%
Reader's Digest Assoc., Inc. (The)			3,400		58,854

METALS & MINING--	12.49%
BHP Billiton Ltd. ADR			2,000		55,960
Cleveland-Cliffs Inc.			800		58,296
Companhia Vale do Rio Doce ADR *			1,500		47,415
Fording Canadian Coal Trust			1,000		91,880
Gerdau S.A.			1,000		16,500
Penn Virginia Resource Partners, L.P.			500		25,275
Titanium Metals Corp. *			1,800		64,800
					360,126
OIL & GAS--	3.30%
PetroKazakhstan Inc.			500		20,085
Petroleo Brasileiro SA			1,700		75,106
					95,191
SEMICONDUCTOR EQUIPMENT & PRODUCTS--	3.72%
Marvell Technology Group Ltd *			2,800		107,352

SOFTWARE--	4.34%
CryptoLogic Inc.			1,800		55,764
NDS Group PLC ADR *			2,000		69,460
					125,224
WIRELESS TELECOMMUNICATION SERVICES--	3.59%
NII Holdings Inc. *			1,800		103,500

		TOTAL COMMON STOCK -	97.78%
			(Cost $2,740,916)		2,820,335

		CASH AND OTHER ASSETS, LESS LIABILITIES -	2.22%		63,972

		NET ASSETS -	100.00%		$ 2,884,307

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

AUTO COMPONENTS--	2.87%
Dura Operating Corp.		05/01/09	9.000	$ 1,000,000	$ 790,000

CHEMICALS--	3.77%
Lyondell Chemical Co.		05/01/09	10.875	1,000,000	1,037,500

CONSTRUCTION & ENGINEERING--	4.11%
Standard Pacific Corp.		04/15/12	9.250	1,000,000	1,130,000

CONTAINERS & PACKAGING--	3.75%
Ball Corp.		12/15/12	6.875	1,000,000	1,031,250

DIVERSIFIED FINANCIALS--	2.05%
GATX Financial Corp.		06/01/09	9.500	1,000,000	564,470

DIVERSIFIED TELECOMMUNICATION SERVICES--	3.12%
Charter Communications Holdings (a)		01/15/10	11.750	1,000,000	857,500

ELECTRIC UTILITIES--	3.98%
AES Corp.		06/01/09	9.500	1,000,000	1,093,750

ELECTRONIC EQUIPMENT & INSTRUMENTS--	3.61%
Flextronics Intl Ltd.		05/15/13	6.500	1,000,000	992,500

ENERGY EQUIPMENT & SERVICES--	3.74%
PSEG Energy Holdings		04/16/07	7.750	1,000,000	1,027,500

HOTELS, RESTAURANTS & LEISURE--	8.35%
HMH Properties Inc.		08/01/08	7.875	253,000	258,060
MGM Mirage Inc.		02/27/14	5.875	1,000,000	943,750
Starwood Hotels & Resorts (d)		05/01/12	7.875	1,000,000	1,092,500
					2,294,310
HOUSEHOLD DURABLES--	3.69%
Toll Corp.		05/01/09	8.000	1,000,000	1,015,000

LEISURE EQUIPMENT & PRODUCTS--	3.79%
Royal Caribbean Cruises		12/01/13	6.875	1,000,000	1,042,500

MACHINERY--	3.46%
Case New Holland Inc. (b)		06/01/09	6.000	1,000,000	950,000

MEDIA--	3.93%
News America Holdings		10/17/08	7.375	1,000,000	1,080,696

METALS & MINING--	3.56%
AK Steel Corp.		02/15/09	7.875	1,000,000	980,000

PAPER & FOREST PRODUCT--	7.02%
Georgia-Pacific Corp.		05/15/06	7.500	1,000,000	1,020,000
Tembec Industries Inc.		03/15/12	7.750	1,000,000	910,000
					1,930,000
SOFTWARE--	3.66%
Unisys Corp.		04/01/08	7.875	1,000,000	1,005,000

WIRELESS TELECOMMUNICATION SERVICES--	3.62%
Nextel Communications		03/15/14	5.950	1,000,000	995,000

		TOTAL CORPORATE BONDS -		72.08%
			(Cost $19,682,190)		19,816,976

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--	20.35%
Federal Home Loan Bank		04/13/05	2.690	1,200,000	1,198,923
Federal Home Loan Mortgage Corp.		04/05/05	2.635	1,725,000	1,724,494
Federal Home Loan Mortgage Corp.		04/19/05	2.700	675,000	674,088
Federal Home Loan Mortgage Corp.		04/19/05	2.725	1,900,000	1,897,409
Federal National Mortgage Assoc.		04/01/05	2.580	100,000	100,000

		TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -		20.35%
			(Cost $5,594,914)		5,594,914

COMMON STOCK			Shares

DIVERSIFIED FINANCIALS--	0.05%
Leucadia National Corp. (c)			376		12,916

DIVERSIFIED TELECOMMUNICATION SERVICES--	0.01%
XO Communications, Inc. (c) *			975		2,418

MULTI-LINE RETAIL--	5.45%
Sears Holdings Corp. (c) *			11,250		1,498,162

		TOTAL COMMON STOCK -		5.51%
			(Cost $1,875,887)		1,513,496
WARRANTS

AUTO COMPONENTS--	0.00%
Hayes Lemmerz Intl Inc., expiring 06/3/06 (c)			1,123		281

		TOTAL WARRANTS -		0.00%
			(Cost $910,767)		281

		TOTAL INVESTMENTS -		97.94%
			(Cost $28,063,758)		26,925,667

		CASH AND OTHER ASSETS, LESS LIABILITIES -		2.06%	566,925

		NET ASSETS -		100.00%	$ 27,492,592

Notes to Schedule of Investments

(a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
The interest rate shown represents the yield to maturity rate.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At March 31, 2005, the market value of these securities amounted to $950,000 or 3.46% of net assets.

(c) Security acquired as part of a unit or in exchange for other securities.

(d) The interest rate is redetermined periodically. The interest rate shown is the rate in effect on March 31, 2005.

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	March 31, 2005				(Unaudited)

COMMON STOCK (a)			Shares		Value

AUSTRALIA--	1.49%
Westpac Banking Corp.			1,000		$ 73,900

BELGIUM--	1.17%
Delhaize Group			300		20,595
Fortis			1,300		37,136
					57,731

DENMARK--	1.57%
Novo Nordisk A/S			900		50,238
TDC A/S			1,300		27,287
					77,525

FINLAND--	1.25%
Nokia Oyj			4,000		61,720

FRANCE--	10.70%
Alcatel SA			1,700		20,519
Axa			2,700		72,036
France Telecom SA			1,700		50,779
Groupe Danone			2,300		45,931
Sanofi-Aventis			1,933		81,843
Total SA			2,200		257,906
					529,014

GERMANY--	7.20%
DaimlerChrysler AG			1,300		58,136
Deutsche Bank AG			800		68,960
Deutsche Telekom AG			3,900		77,844
SAP AG			1,600		64,128
Siemens AG			1,100		86,966
					356,034

GREECE--	0.75%
Hellenic Telecommunications Organization SA			4,200		36,960

HONG KONG--	1.25%
Chartered Semiconductor Manufacturing Ltd. *			200		1,228
Cheung Kong (Holdings) Ltd.			2,500		22,197
Hutchison Whampoa Ltd.			900		38,224
					61,649

IRELAND--	1.41%
Bank of Ireland			1,100		69,674

ITALY--	5.48%
Eni S.p.A.			600		78,096
Luxottica Group S.p.A.			800		16,320
SanPaolo IMI S.p.A.			1,100		34,441
Telecom Italia S.p.A.			3,770		142,280
					271,137

JAPAN--	20.08%
Canon Inc.			1,800		96,480
Hitachi, Ltd.			800		49,704
Honda Motor Co., Ltd.			4,000		100,160
Kirin Brewery Co., Ltd.			2,200		21,560
Matsushita Electric Industrial Co., Ltd.			4,200		61,824
Millea Holdings, Inc.			600		43,500
Mitsubishi Tokyo Financial Group, Inc. *			9,700		83,905
NEC Corp.			3,000		18,060
Nippon Telegraph And Telephone Corp.			6,500		142,025
SONY Corp.			1,800		72,036
TDK Corp.			200		13,722
Toyota Motor Corp.			3,900		290,082
					993,058

NETHERLANDS--	4.23%
ABN AMRO Holding N.V.			1,000		24,810
Aegon N.V.			1,046		14,079
ING Groep N.V.			1,400		42,322
Koninklijke Ahold N.V. *			612		5,092
Koninklijke (Royal) KPN N.V.			917		8,235
Koninklijke (Royal) Philips Electronics N.V.			900		24,768
Royal Dutch Petroleum Co.			1,500		90,060
					209,366

NORWAY--	1.52%
Norsk Hydro ASA			900		75,141

PORTUGAL--	1.10%
EDP - Energias de Portugal, S.A.			200		5,628
Portugal Telecom, SGPS, S.A.			4,140		48,811
					54,439

SPAIN--	4.34%
Banco Bilbao Vizcaya Argentaria, S.A.			2,700		43,929
Banco Santander Central Hispano S.A.			4,000		48,640
Endesa, S.A.			900		20,331
Repsol YPF, S.A.			1,100		29,205
Telefonica S.A.			1,399		72,706
					214,811

SWEDEN--	0.81%
Telefonaktiebolaget LM Ericsson			1,420		40,044

SWITZERLAND--	6.37%
Adecco SA			1,000		13,750
Nestle SA			2,000		137,281
Novartis AG			3,500		163,730
					314,761

UNITED KINGDOM--	18.81%
AstraZeneca PLC			1,800		71,154
BG Group PLC			800		31,520
BP PLC			3,900		243,360
BT Group PLC			900		35,046
Barclays PLC			1,500		62,160
Cable & Wireless PLC			1,000		7,280
Cadbury Schweppes PLC			500		20,350
GlaxoSmithKline PLC			3,299		151,490
Imperial Chemical Industries PLC			200		4,080
International Power PLC *			100		3,467
Shell Transport & Trading Co. PLC			1,700		92,412
Unilever PLC			600		24,000
Vodafone Group PLC			6,700		177,952
WPP Group PLC			100		5,673
					929,944

		TOTAL COMMON STOCK -	89.53%
			(Cost $5,440,326)		4,426,908

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS			Face
			Amount
U S GOVERNMENT AGENCIES--
	9.10%
Federal Farm Credit Bank, 2.63%, 04/01/05			$ 200,000		200,000
Federal Home Loan Bank, 2.68%, 04/07/05			250,000		249,888

		TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -	9.10%
			(Cost $449,888)		449,888

		TOTAL INVESTMENTS -	98.63%
			(Cost $5,890,214)		4,876,796

		CASH AND OTHER ASSETS, LESS LIABILITIES -	1.37%		67,731

		NET ASSETS -	100.00%		$ 4,944,527

Notes to Schedule of Investments

(a) This portfolio invests primarily in Depositary receipts, which include ADRs, GDRs, EuroDRs (Euro Depositary
Receipts) and NYSs (New York Shares). These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the three months ended March 31, 2005, other than commercial paper, were as follows:

			Purchases		Sales

Growth			$ 2,768,856		$ 3,151,083
Equity Income			$ 2,313,926		$ 2,671,282
Balanced			$ 1,815,186		$ 1,664,564
Government Bond			$ 2,142,587		$ 1,587,286
Small-Cap/Mid-Cap			$ 4,321,768		$ 4,433,648
High Yield Bond			$ -		$ 587,521
International Stock			$ -		$ -

Gross unrealized appreciation and depreciation as of March 31, 2005, is as follows:

			Appreciation		Depreciation

Growth			$ 3,173,792		$ 351,283
Equity Income			$ 3,226,861		$ 1,139,097
Balanced			$ 1,370,942		$ 454,902
Government Bond			$ 65,270		$ 173,243
Small-Cap/Mid-Cap			$ 202,108		$ 122,688
High Yield Bond			$ 1,303,446		$ 2,441,538
International Stock			$ 530,226		$ 1,546,644

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.